Common Stock Equivalents (Details Textual) (USD $)	0 Months Ended	1 Months Ended	0 Months Ended			2 Months Ended	3 Months Ended			4 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended			12 Months Ended	0 Months Ended		12 Months Ended			0 Months Ended		12 Months Ended	0 Months Ended						1 Months Ended	12 Months Ended
	Dec. 09, 2013	Oct. 17, 2013	Aug. 26, 2013	Jan. 13, 2013	Jan. 11, 2013	Sep. 18, 2013	Sep. 30, 2013	Jun. 12, 2013	Mar. 22, 2013	Jun. 11, 2013 ChargingStation	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 11, 2013 Blink Network [Member]	Dec. 31, 2013 Warrant Issuances after October 9, 2013 [Member]	Dec. 31, 2013 Warrant Issuances after October 9, 2013 [Member] Maximum [Member]	Dec. 31, 2013 Warrant Issuances after October 9, 2013 [Member] Minimum [Member]	Oct. 11, 2013 Warrant Issued on October 11, 2013 [Member]	Dec. 31, 2013 Warrant Issued on October 11, 2013 [Member]	Oct. 17, 2013 Warrant Issued on October 17, 2013 [Member]	Dec. 31, 2013 Warrant Issued on October 17, 2013 [Member]	Dec. 11, 2013 Warrant Issued on December 11, 2013 [Member]	Dec. 31, 2013 Warrant Issued on December 11, 2013 [Member]	Dec. 11, 2013 Warrant Issued on December 11, 2013 [Member] Private Placement [Member]	Dec. 09, 2013 Warrant Issued on December 9, 2013 [Member]	Dec. 09, 2013 Warrant Issued on December 9, 2013 [Member] Common Stock [Member]	Dec. 31, 2013 Warrant Issued on December 9, 2013 [Member] Common Stock [Member]	Aug. 26, 2013 President [Member]	Oct. 11, 2013 Two Individuals [Member]	Dec. 31, 2013 Non Employee Member Of Board Of Directors [Member]	Dec. 31, 2013 Non Employee Member Of Board Of Directors [Member] Maximum [Member]	Dec. 31, 2013 Non Employee Member Of Board Of Directors [Member] Minimum [Member]	Aug. 26, 2013 Warrant [Member]	Dec. 09, 2013 Warrant [Member] Warrant Issued on December 9, 2013 [Member]	Dec. 31, 2013 Warrant [Member] Warrant Issued on December 9, 2013 [Member]	Aug. 26, 2013 Warrant [Member] Chief Executive Officer [Member]	Apr. 29, 2013 Warrant [Member] Chief Executive Officer [Member]	Aug. 26, 2013 Omnibus Incentive Plan [Member]	Apr. 01, 2013 Omnibus Incentive Plan [Member]	Feb. 19, 2013 Omnibus Incentive Plan [Member]	Jan. 11, 2013 Omnibus Incentive Plan [Member]	Oct. 31, 2013 Omnibus Incentive Plan [Member]	Dec. 31, 2013 Omnibus Incentive Plan [Member]	Dec. 31, 2012 Omnibus Incentive Plan [Member]	Dec. 31, 2013 Omnibus Incentive Plan [Member] Maximum [Member]	Dec. 31, 2013 Omnibus Incentive Plan [Member] Minimum [Member]	Dec. 31, 2013 Omnibus Incentive Plan One [Member]
Common Stock Equivalents (Textual)
Options granted								1,008,457			935,665	4,500,000																10,000		65,000			3,433,335				2,253,119	686,665	187,431	12,000	5,000,000		893,665
Expiration date of plan																																								Feb. 19, 2019	Dec. 01, 2015
Fair value of options issued on date of grant					$ 17,881																												$ 3,380,926			$ 3,380,926				$ 16,818
Expected volatility					760.00%										90.11%			91.84%		91.57%		90.15%		90.15%		90.15%			139.00%				138.00%	90.15%		138.00%	144.00%	138.00%	435.00%	265.30%			195.77%				256.00%
Expected volatility minimum						139.00%	138.00%	142.00%		140.00%																				136.00%
Expected volatility maximum						145.00%	142.00%	146.00%		467.00%																				760.00%
Discount rate					0.43%										0.78%			0.66%		0.61%		0.64%		0.64%		0.64%			1.42%				0.79%	0.64%		0.79%	0.32%	0.79%	0.30%	0.50%			0.74%				0.452%
Discount rate minimum						1.35%	0.48%	0.80%		0.35%																				0.43%
Discount rate maximum						1.71%	0.82%	1.15%		0.42%																				1.56%
Expected life (in years)					3 years 6 months	5 years	3 years	5 years		3 years						4 years 11 months 8 days	4 years 9 months 11 days	5 years		5 years		5 years		5 years		5 years			5 years		5 years	3 years 6 months	3 years	5 years		3 years	3 years	3 years	2 years 5 months	3 years 6 months			3 years 18 days		5 years	2 years 6 months	3 years
Dividend yield					0.00%	0.00%	0.00%	0.00%		0.00%					0.00%			0.00%		0.00%		0.00%		0.00%					0.00%	0.00%			0.00%	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%			0.00%				0.00%
Recognized compensation expense																																											1,602,067	24,071
Unrecognized compensation expense											9,209																																3,314,140
Expected life for unrecognized compensation expense																																											2 years 4 months 10 days
Options outstanding											4,943,665	4,500,000																															4,050,000
Common stock issued,value							821,378
Common stock issued, shares																													5,000,000
Additional warrants issued to purchase common stock	10,000,000	642,857				360,000	2,550,000	848,000	4,990,000	4,990,000				714,285				7,142,857		642,857		10,000,000		10,000,000	988,000				714,285								2,200,000						935,665
Additional warrants issued to purchase common stock value							756,695			2,108,000														112,000																			978,130
Exercise price of additional warrants issued							$ 2.25			$ 2.25								$ 1.00		$ 1.00		$ 1.05		$ 1.05	$ 1.05				$ 0.87	$ 0.01								$ 1.28
Number of accredited investors										14
Warrant expiration period	5 years	5 years				5 years	3 years		3 years	3 years				5 years															5 years	5 years							3 years	3 years
Fair value of warrants issued			3,433,335				388,622			1,772,320																			738,154	69,167								686,833
Options issued under 2012 Omnibus Plan					12,000																																		150,000
Option exercise price			$ 1.29		$ 1.50						$ 1.42																										$ 1.31		$ 0.50	$ 1.43
Option vesting period					2 years																																		5 years
Option vesting expire date					Jan. 11, 2018
Company issued warrants one						180,000		424,000
Warrants exercise price one						$ 0.50		$ 0.50
Company issued warrants with exercise price two						180,000		424,000
Warrants exercise price two						$ 2.25		$ 2.25
Vesting period of warrants issued								5 years
Compensation cost related to the vesting of these warrants and options											8,022,996	570,021
Proceeds from Issuance of Warrants						443,305					15,450,000
Options forfeited due to resignation																														30,000
Issuance of shares to non employees																														5,000
Issuance to non-employee members, cash																														1,500													1,223,621
Options yet to be issued											30,000
Accrued cash fees							171,000																							24,000
Unrecognized expense to be recognized period											1 year 3 months
Stock issuance costs		403,750		297,000			1,210,000		2,198,000	287,000	27,778,144	2,409,524																															1,592,184
Stock Option Price Condition											The option price must be at least 100% of the fair market value on the date of grant and if issued to a 10% or greater shareholder must be 110% of the fair market value on the date of the grant.
Number of exercisable options											2,154,665																																1,350,000
Option exercisable, Weighted Average Contractual Life (in years)											3 years 10 months 2 days
Options per share intrinsic value											$ 1.25	$ 1.60
Number Of Warrant Exercisable											37,873,337	11,019,168
Derivative liability											(735,824)							3,326,069		292,120		6,138,797		68,755		609,803								606,513
Gain (loss) on derivative liability											1,794,693								(53,186)		(11,444)		1,303,286	14,597			148,675								128,765
Options expiration date																																								Feb. 19, 2019	Dec. 01, 2015
Compensation expenses											8,671																															4,147	160,500
General and administrative expenses											4,477,074	2,321,197																															1,431,684
Options outstanding intrinsic value											$ 118,800	$ 525,000